Related Party Transactions - Schedule of Service Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions - Schedule of Service Costs (Details) [Line Items]
Service costs	$ 135,193	$ 173,398
Ad Hu [Member]
Related Party Transactions - Schedule of Service Costs (Details) [Line Items]
Service costs	134,854	167,856
AccuHit [Member]
Related Party Transactions - Schedule of Service Costs (Details) [Line Items]
Service costs	$ 339	$ 5,542